UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number          811-09541

                           Ameriprime Advisors Trust
               (Exact name of registrant as specified in charter)

               431 N. Pennsylvania Street , Indianapolis, IN 46204 (Address of principal executive offices) (Zip code)

                           Timothy Ashburn
                           Unified Fund Services, Inc.
                           431 N. Pennsylvania Street
                           Indianapolis, IN  46204
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:    12/31

Date of reporting period:  12/31/03

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.




===============================================================================
       Institutional Short-Term Government Bond Fund (The Core Fund)
===============================================================================













                                  Annual Report

                                December 31, 2003






                                  Fund Advisor:

                    Wertz York Capital Management Group, LLC
                           3434 Colwell Ave, Suite 100
                                 Tampa, FL 33614


                             Toll Free: 877-411-1167

Management Discussion and Analysis
Investment Results - Fiscal Year Ended December 31, 2003

As indicated by the following chart, the Institutional Short-Term Government Bond Fund (the Fund) slightly underperformed the 1-Year Constant Maturity Treasury Index (the Index) in fiscal year 2003. The primary reason for underperforming the Index was the historically sharp sell-off of Treasury and Government Agency bonds during the third-quarter which adversely affected the barbell strategy in place.

A barbell portfolio strategy combines short-term investments with longer-term investments to construct an overall desired portfolio duration. When bond yields rise, the value of the longer-term bonds may decline, but typically this is offset by a higher reinvestment rate for cash and cash equivalents investments. During the third-quarter, the yields on two to five-year bonds increased dramatically. However, the yields on money market instruments did not rise. The result was capital losses on longer-term holdings while the reinvestment rate and interest on money market instruments were not high enough to offset those losses. The barbell strategy did not function as expected.

However, we are pleased with the overall results of the Fund. In a year of great uncertainty, and extreme volatility in the bond market, the Fund's return was positive and NAV stability was restored after a small degree of fluctuation during the third quarter.

Our outlook for 2004 is cautious. The 2003 third and fourth quarter economic data reflected a growing economy. However, the data also revealed that inflation is not a current economic threat. Inflation remains in check in the overall economy and it is our opinion that this will continue for all of 2004. Until there are signs that inflation ramps up in the economy, the Federal Reserve is likely to hold interest rates steady. While it is impossible to predict the actions of the Federal Reserve with certainty, it is our position that rates will remain unchanged for at least the first three quarters of 2004.

The overall performance of the Fund will be impacted considerably by Federal Reserve policy. Although our expectations are for the Federal Reserve to keep interest rates on hold until the late 2004 or early 2005, there are likely to be several interest rate shocks preceding an actual Federal Reserve interest rate hike as expectations mount. Moving into 2004, we have positioned the Fund and will continue to position the Fund to react favorably to interest rate shocks. By utilizing a combination of "cushion" bonds, floating rate notes, seasoned balloon mortgage securities and cash investment, we anticipate a year of stability and attractive yields for the Fund's shareholders.


   -----------------------------------------------------------------------------------------------------
                                          Nominal Rates of Return
   ------------------------------------------------------------------------------------------------------
              Time Period                         1-YR CMT                          Core Fund
   ---------------------------------- ---------------------------------- --------------------------------
   ---------------------------------- ---------------------------------- --------------------------------
   1 Year (2003)                                    1.24%                             1.03%
   ---------------------------------- ---------------------------------- --------------------------------
   ---------------------------------- ---------------------------------- --------------------------------
   Inception-to-Date                                3.27%                             3.57%
   (January 9, 2002 through
   December 31, 2003)
   ---------------------------------- ---------------------------------- --------------------------------


                         GROWTH OF $250,000 INVESTMENT
                                     (2003)


              1-Year Constant    Institutional
              Maturity Treasury  Short-Term
              Index($253,093)    Government)
                                 Bond Fund
                                 ($252,562)

January           $ 250,282      $ 250,320

February          $ 250,551      $ 250,956

March             $ 250,808      $ 251,431

April             $ 251,071      $ 251,939

May               $ 251,315      $ 252,357

June              $ 251,525      $ 252,735

July              $ 251,757      $ 251,110

August            $ 252,028      $ 250,985

September         $ 252,285      $ 252,915

October           $ 252,544      $ 252,325

November          $ 252,821      $ 252,209

December          $ 253,093      $ 252,562

*This chart shows the value of a hypothetical initial investment of $250,000 in the Fund and the 1-Year Constant Maturity Treasury Index on January 1, 2003 and held through December 31, 2003. The 1-Year Constant Maturity Treasury Index is an unmanaged index of US Treasury bonds. Performance figures reflect the change in value of the bonds in the index and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.




                               GROWTH OF $250,000
                              (INCEPTION-TO-DATE)


                1-Year Constant    Institutional
                Maturity Treasury  Short-Term
                Index($258,174)    Government Bond
                                   Fund ($258,914)

         Jan-02     $ 250,446      $ 250,000

         Feb-02     $ 250,906      $ 250,000

         Mar-02     $ 251,437      $ 249,570

         Apr-02     $ 251,951      $ 250,756

         May-02     $ 252,439      $ 251,695

         Jun-02     $ 252,898      $ 252,175

         Jul-02     $ 253,307      $ 252,890

         Aug-02     $ 253,676      $ 253,730

         Sep-02     $ 254,036      $ 254,344

         Oct-02     $ 254,383      $ 255,005

         Nov-02     $ 254,697      $ 255,156

         Dec-02     $ 255,003      $ 256,291

         Jan-03     $ 255,290      $ 256,619

         Feb-03     $ 255,565      $ 257,272

         Mar-03     $ 255,827      $ 257,761

         Apr-03     $ 256,096      $ 258,285

         May-03     $ 256,347      $ 258,716

         Jun-03     $ 256,561      $ 259,107

         Jul-03     $ 256,799      $ 257,423

         Aug-03     $ 257,078      $ 257,294

         Sep-03     $ 257,342      $ 259,281

         Oct-03     $ 257,608      $ 258,669

         Nov-03     $ 257,894      $ 258,549

         Dec-03     $ 258,174      $ 258,914

*This chart shows the value of a hypothetical initial investment of $250,000 in the Fund and the 1-Year Constant Maturity Treasury Index on January 9, 2002 (Fund inception) and held through December 31, 2003. The 1-Year Constant Maturity Treasury Index is an unmanaged index of US Treasury bonds. Performance figures reflect the change in value of the bonds in the index and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.



For a prospectus and more information, including charges and expenses call 1-877-411-1167. The prospectus should be read carefully before investing. The Fund is distributed by Unified Financial Securities, Inc.

Institutional Short-Term Government Bond Fund (The Core Fund)
Schedule of Investments
December 31, 2003


                                                                               Principal
                                                                                 Amount                Value
                                                                             ---------------     -------------------
Municipal Bonds - 10.27%
Municipal Electric Authority of Georgia, 1.19%, 1/1/2020 (a)                   $ 6,000,000           $ 6,000,000
New York General Obligations Bond, 1.15%, 3/15/2029 (a)                         10,500,000            10,500,000
                                                                                                 -------------------

TOTAL MUNICIPAL BONDS (Cost $16,500,000)                                                              16,500,000
                                                                                                 -------------------

U.S. Government Agency Obligations -  79.28%

Federal Home Loan Mortgage Corp - 16.24%
5.000%, 7/30/2009                                                                 4,800,000               4,894,267
Pool #C90580, 6.000%, 9/1/2022                                                    1,103,514               1,146,670
Pool #M80692, 6.500%, 7/1/2008                                                      346,912                 356,557
Pool #M80718, 5.000%, 1/1/2009                                                      744,543                 764,022
Pool #M80739, 6.000%, 3/1/2009                                                      524,904                 538,985
Pool #M80753, 6.500%, 5/1/2009                                                      481,935                 495,365
Pool #M80765, 5.000%, 8/1/2009                                                      439,709                 451,213
Pool #M80828, 4.000%, 7/1/2010                                                      971,636                 977,736
Pool #M90727, 6.000%, 5/1/2007                                                      215,208                 221,441
Pool #M90747, 5.500%, 8/1/2007                                                      534,751                 550,677
Pool #M90779, 5.500%, 11/1/2007                                                   1,831,865               1,886,422
Pool #M90818, 4.000%, 6/1/2008                                                      903,309                 919,988
Pool #M90819, 4.500%, 6/1/2008                                                      883,508                 906,375
Pool #M90828, 3.500%, 7/1/2008                                                      954,528                 959,287
Pool #M90836, 5.000%, 6/1/2008                                                    1,549,705               1,598,789
Series 2494, 6.000%, 4/15/2026                                                      550,890                 553,600
Series 2541, 4.500%, 3/15/2032                                                    2,000,000               1,981,392
Series 2558, 5.000%, 5/15/2011                                                      546,940                 556,285
Series 2705, 4.500%, 2/15/2023                                                    1,986,825               2,052,247
Series 2712, 4.500%, 2/15/2012                                                    1,979,056               2,037,692
Series MTN, 2.050%, 11/25/2005                                                      238,000                 238,503
Series MTN3, 3.050%, 4/16/2007                                                    2,000,000               2,008,808
                                                                                                 ------------------
                                                                                                         26,096,321
                                                                                                 ------------------

Federal Home Loan Bank - 56.08%
2.150%, 9/30/2005                                                                 5,000,000               5,007,135
2.250%, 12/16/2005                                                                4,000,000               4,001,672
2.500%, 7/16/2008                                                                10,000,000               9,880,000
2.530%, 1/24/2007                                                                 3,000,000               2,982,060
2.750%, 3/30/2006                                                                 2,000,000               2,007,246
3.400%, 7/30/2008                                                                 2,000,000               1,992,028
4.000%, 12/29/2006                                                                5,000,000               5,041,690
Series 2105, 1.810%, 5/12/2005                                                    3,000,000               3,005,241
Series 3T08, 2.375%, 12/19/2008                                                   4,300,000               4,295,700
Series A 08, 6.050%, 9/29/2008 (a)                                                1,000,000               1,065,943
Series AN06, 2.250%, 6/19/2006                                                    2,000,000               1,996,076
Series B606, 1.870%, 9/18/2006 (a)                                                5,000,000               5,000,160
Series C 05, 8.340%, 8/26/2005 (a)                                                  500,000                 528,418
Series CV06, 2.320%, 12/26/2006                                                   3,500,000               3,463,383
Series DF06, 2.310%, 12/22/2006 (a)                                              20,000,000              19,820,000


See accompanying notes which are an integral part of the financial statements.

Institutional Short-Term Government Bond Fund (The Core Fund)
Schedule of Investments - continued
December 31, 2003


                                                                               Principal
U.S. Government Agency Obligations -  79.28% - continued                         Amount                    Value
                                                                             ---------------     -------------------

Federal Home Loan Bank - 56.08% - continued
Series G609, 4.000%, 2/20/2009                                                  $ 2,000,000               2,006,782
Series Q808, 2.250%, 2/25/2008                                                    6,000,000               6,010,848
Series V305, 1.585%, 4/27/2005                                                    2,000,000               2,000,562
Series XB06, 2.500%, 7/28/2006                                                    2,000,000               2,001,388
Series XE06, 2.050%, 1/27/2006                                                    3,000,000               3,000,798
Series YG06, 2.450%, 4/28/2006                                                    3,000,000               3,002,535
Series YK06, 2.220%, 1/30/2006                                                    2,000,000               2,001,546
                                                                                                 ------------------
                                                                                                         90,111,211
                                                                                                 ------------------

Federal National Mortgage Association - 6.96%
2.260%, 4/20/2006                                                                 2,000,000             $ 2,004,146
Pool #190609, 7.000%, 2/1/2014                                                      600,161                 639,873
Pool #252268, 5.500%, 1/1/2009                                                      925,001                 963,401
Pool #254506, 5.000%, 10/1/2012                                                   1,311,304               1,355,969
Pool #254566, 4.500%, 11/1/2009                                                   1,408,774               1,430,346
Pool #254586, 5.000%, 1/1/2013                                                      372,719                 385,414
Pool #254663, 5.000%, 2/1/2013                                                    1,967,031               2,022,301
Pool #681788, 3.934%, 1/1/2033                                                    2,245,842               2,272,219
Series 2002-57, 5.500%, 11/25/2013                                                  116,910                 117,590
                                                                                                 ------------------
                                                                                                         11,191,259
                                                                                                 ------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $127,539,251)                                          $ 127,398,791
                                                                                                 ------------------


Money Market Securities - 10.12%
One Group Institutional Prime Money Market, 0.98% (a)                            16,255,561            $ 16,255,561
                                                                                                 -------------------

TOTAL MONEY MARKET SECURITIES - 99.67%  (Cost $16,255,561)                                               16,255,561
                                                                                                 -------------------

TOTAL INVESTMENTS - 99.67%  (Cost $160,294,812)                                                       $ 160,154,352
                                                                                                 -------------------

Assets in excess of other liabilities - 0.33%                                                               529,610
                                                                                                 -------------------

TOTAL NET ASSETS - 100.00%                                                                            $ 160,683,962
                                                                                                 ===================


(a) Variable rate security; the coupon rate shown represents the rate at December 31, 2003.


See accompanying notes which are an integral part of the financial statements.

Institutional Short-Term Government Bond Fund (The Core Fund)
Statement of Assets and Liabilities
December 31, 2003



Assets
Investments in securities, at value (cost $160,294,812)                                         $ 160,154,352
Interest receivable                                                                                   616,220
                                                                                             ----------------
     Total assets                                                                                 160,770,572
                                                                                             ----------------

Liabilities
Accrued advisory fees                                                                                  63,132
Distribution payable                                                                                   21,913
Accrued expenses                                                                                        1,565
                                                                                            ------------------
     Total liabilities                                                                                 86,610
                                                                                            ------------------

Net Assets                                                                                      $ 160,683,962
                                                                                            ==================

Net Assets consist of:
Capital stock and paid in capital                                                                 161,951,817
Accumulated net realized gain (loss) on investments                                                (1,127,395)
Net unrealized appreciation (depreciation) on investments                                            (140,460)
                                                                                            ------------------

Net Assets,                                                                                     $ 160,683,962
                                                                                            ==================

Net Assets Value
Net Assets
Offering price and redemption price per share ($160,683,962 / 16,242,660 shares outstanding)    $        9.89
                                                                                            ==================



See accompanying notes which are an integral part of the financial statements.

Institutional Short-Term Government Bond Fund (The Core Fund)
Statement of Operations
Year ended December 31, 2003



Investment Income
Interest income                                                                         $ 2,809,049
                                                                                  ------------------
  Total Income                                                                            2,809,049
                                                                                  ------------------

Expenses
Investment adviser fee                                                                    1,089,009
Trustee expenses                                                                              2,044
                                                                                  ------------------
  Total Expenses                                                                          1,091,053
Reimbursed expenses (a)                                                                    (483,154)
                                                                                  ------------------

Total operating expenses                                                                    607,899
                                                                                  ------------------

Net Investment Income (Loss)                                                              2,201,150
                                                                                  ------------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                        (1,004,466)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                (343,780)
                                                                                  ------------------

Net realized and unrealized gain (loss) on investment securities                         (1,348,246)
                                                                                  ------------------

Net increase (decrease) in net assets resulting from operations                           $ 852,904
                                                                                  ==================

(a) See note 3 to the financial statements.



See accompanying notes which are an integral part of the financial statements.

Institutional Short-Term Government Bond Fund (The Core Fund)
Statements of Changes In Net Assets



                                                                                    Year ended           Period ended
Increase (Decrease) in Net Assets                                               December 31, 2003     December 31, 2002  (a)
                                                                                -------------------   -------------------
Operations
  Net investment income (loss)                                                         $ 2,201,150           $ 1,328,008
  Net realized gain (loss) on investment securities                                     (1,004,466)             (122,929)
  Change in net unrealized appreciation (depreciation)                                    (343,780)              203,320
                                                                                -------------------   -------------------

  Net increase (decrease) in net assets resulting from operations                          852,904             1,408,399
                                                                                -------------------   -------------------
Distributions
  From net investment income                                                            (2,204,943)           (1,329,784)
  From net realized gain                                                                         -                     -
                                                                                -------------------   -------------------

  Total distributions                                                                   (2,204,943)           (1,329,784)
                                                                                -------------------   -------------------
Capital Share Transactions
  Proceeds from shares sold                                                            178,610,000            98,238,029
  Reinvestment of distributions                                                          1,925,989             1,098,140
  Amount paid for shares repurchased                                                   (78,347,937)          (39,566,835)
                                                                                -------------------   -------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                           102,188,052            59,769,334
                                                                                -------------------   -------------------

Total Increase (Decrease) in Net Assets                                                100,836,013            59,847,949
                                                                                -------------------   -------------------

Net Assets
  Beginning of period                                                                   59,847,949                     -
                                                                                -------------------   -------------------
  End of period [including accumulated net
    investment income (loss) of  $0 and $0, respectively]                            $ 160,683,962          $ 59,847,949
                                                                                ===================   ===================

Capital Share Transactions
  Shares sold                                                                           17,947,674             9,837,397
  Shares issued in reinvestment of distributions                                           193,759               110,014
  Shares repurchased                                                                    (7,885,070)           (3,961,113)
                                                                                -------------------   -------------------

  Net increase (decrease) from capital transactions                                     10,256,363             5,986,298
                                                                                ===================   ===================


(a) For the period January 9, 2002 (commencement of operations) through December 31, 2002.


See accompanying notes which are an integral part of the financial statements.

Institutional Short-Term Government Bond Fund (The Core Fund)
Financial Highlights


                                                                         Year ended            Period ended
                                                                      December 31, 2003      December 31, 2002  (a)
                                                                     --------------------   --------------------

Selected Per Share Data
Net asset value, beginning of period                                             $ 10.00                $ 10.00
                                                                     --------------------   --------------------
Income from investment operations
  Net investment income (loss)                                                      0.20                   0.25
  Net realized and unrealized gain (loss)                                          (0.10)                     -
                                                                     --------------------   --------------------

Total from investment operations                                                    0.10                   0.25
                                                                     --------------------   --------------------
Less Distributions to shareholders:
  From net investment income                                                       (0.21)                 (0.25)
  From net realized gain                                                               -                      -
                                                                     --------------------   --------------------

Total distributions                                                                (0.21)                 (0.25)
                                                                     --------------------   --------------------

Net asset value, end of period                                                    $ 9.89                $ 10.00
                                                                     ====================   ====================

Total Return                                                                       1.03%                  2.52% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                  160,684               $ 59,848
Ratio of expenses to average net assets                                            0.56%                  0.60% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                                                   1.00%                  1.00% (c)
Ratio of net investment income to
   average net assets                                                              2.02%                  2.57% (c)
Ratio of net investment income to
   average net assets before waiver & reimbursement                                1.58%                  2.17% (c)
Portfolio turnover rate                                                          194.53%                241.11%

(a)  For the period January 9, 2002 (commencement of operations) to December 31, 2002.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized.




See accompanying notes which are an integral part of the financial statements.

          Institutional Short-Term Government Bond Fund (The Core Fund)
                         Notes to Financial Statements
                               December 31, 2003

NOTE 1.  ORGANIZATION

Institutional Short-Term Government Bond Fund (The Core Fund) (the "Fund") was organized as a diversified series of the AmeriPrime Advisors Trust (the "Trust") on September 20, 2001 and commenced operations on January 9, 2002. On March 11, 2003, the Institutional Short-Term Government Bond Fund changed its name to the Institutional Short-Term Government Bond Fund (The Core Fund). The Trust is a registered open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund's investment objective is a high level of income over the long-term consistent with the preservation of capital. The Fund's adviser is Wertz York Capital Management Group, L.L.C. (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis and are recorded on the ex-dividend date. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

         Institutional Short-Term Government Bond Fund (The Core Fund)
                         Notes to Financial Statements
                         December 31, 2003 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's investment adviser is Wertz York Capital Management Group, L.L.C. Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee at the annual rate of 1.00% of the average value of the daily net assets of the Fund. It should be noted that most investment
companies  pay  their  own  operating  expenses   directly,   while  the  Fund's
expenses, except those specified above, are paid by the Adviser. For the fiscal year ended December 31, 2003 the Adviser earned a fee of $1,089,009 from the Fund. For the period January 1, 2003 through July 31, 2003, the period August 1, 2003 through September 30, 2003, and the period October 1, 2003 through December 31, 2003, the Adviser voluntarily waived 0.40%, 0.45%, and 0.50%, respectively, of the management fee. For the fiscal year ended December 31, 2003, the Adviser waived $483,154 or 0.44% of management fees. At December 31, 2003, the Fund owed the adviser $63,132 for its advisory services.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc.

Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the fiscal year ended December 31, 2003. A Trustee and certain officers of the Trust are a director and/or officers of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor and Unified), and may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

For the fiscal year ended December 31, 2003, purchases and sales of investment securities, other than short-term investments and U.S. government obligations were as follows:

                                                          Amount
                                                  ------------------
             Purchases
                  U.S. Government Obligations         $ 260,613,293
                  Other                                  17,046,406
             Sales
                  U.S. Government Obligations         $ 181,351,035
                  Other                                     561,119

As of December 31, 2003, the net unrealized appreciation of investments for tax purposes was as follows:

                                                          Amount
                                                    ---------------
             Gross Appreciation                           $ 207,508
             Gross (Depreciation)                          (347,968)

                                                    ---------------
             Net Depreciation
             on Investments                              $ (140,460)
                                                    ===============

At December 31, 2003, the aggregate cost of securities for federal income tax purposes was $160,294,812.

          Institutional Short-Term Government Bond Fund (The Core Fund)
                          Notes to Financial Statements
                          December 31, 2003 - continued

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2003, no shareholder held over 25% of the Fund's shares.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

At December 31, 2003, the Fund had available for federal income tax purposes an unused capital loss carryforward of $848,930, which is available for offset against future taxable net capital gains. The loss carryforwards expire as follow:

                  Year of Expiration          Amount
                -------------------------  ---------------
                          2010                $ 122,929
                          2011                  726,001

To the extent this loss carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8.  DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid monthly distributions of net investment income totaling $0.2124 per share for the fiscal year ended December 31, 2003.

The tax character of distributions paid in 2003 and 2002 was as follows:

                                       2003               2002
Distributions paid from:
    Ordinary Income                 $ 2,204,943         $ 1,329,784
    Short-term Capital Gain                   -                  -
    Long-Term Capital Gain                    -                  -

                                  ---------------    ----------------
                                     $ 2,204,943         $ 1,329,784
                                  ===============    ================

As of December 31, 2003, the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                $        -
Undistributed long-term capital gain/(accumulated losses)           (848,930)
Unrealized appreciation/(depreciation)                              (418,925)

                                                                --------------
                                                                  $(1,267,855)
                                                                ===============

The difference between book basis and tax basis unrealized appreciation / (depreciation) is attributable to the tax deferral of post-October losses.

                          INDEPENDENT AUDITOR'S REPORT
                          ----------------------------


To The Shareholders and
Board of Trustees
Institutional Short-Term Government Bond Fund (The Core Fund)
(a series of AmeriPrime Advisor Trust)

We have audited the accompanying statement of assets and liabilities of Institutional Short-Term Government Bond Fund, including the schedule of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and for the period from January 9, 2002 (commencement of operations) to December 31, 2002, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Institutional Short-Term Government Bond Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period from January 9, 2002 (commencement of operations) to December 31, 2002, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


           /s/
_______________________________

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
January 22, 2004


Trustees and Officers (Unaudited)

Independent Trustees

----------------------------------------------------- ----------------------------------------------------------------
Name, Address*, (Date of Birth), Position with Fund   Principal Occupation During Past 5 Years and Other
Complex,** Term of Position with Trust                Directorships
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992. Trustee of AmeriPrime
Trustee, July 2002 to present                         Funds  since 1995 and Unified Series Trust since December
                                                      2002. Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Funds and
Trustee, November 2002 to present                     Unified Series Trust since December 2002. Trustee of CCMI
                                                      Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               Vice President and General Manager, International Crankshaft
                                                      Inc., an automotive equipment manufacturing company, 1990 to
Trustee, November 2002 to present                     present; Trustee, The Unified Funds, from 1994 to 2002;
                                                      Trustee, Star Select Funds, a REIT mutual fund, from 1997 to
                                                      2000. Trustee of AmeriPrime Funds and Unified Series Trust
                                                      since December 2002.  Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------

Interested Trustees and Principal Officers

------------------------------------------------ ---------------------------------------------------------------------
Name, (Date of Birth), Position with Fund        Principal Occupation During Past 5 Years
Complex,** Term of Position with Trust           and Other Directorships
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Timothy L. Ashburn (1950)***                     Chairman of Unified Financial Services, Inc. since 1989, Chief
                                                 Executive Officer from 1989 to 1992 and 1994 to April 2002, and
Chairman, President, November 2002 to present    President from November 1997 to April 2000. Trustee of AmeriPrime
and Asst. Secretary, December 2003 to present    Funds and Unified Series Trust since October 2002. Trustee of CCMI
                                                 Funds since June 2003.
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Ronald C. Tritschler (1952)****                  Chief Executive Officer, Director and legal counsel of The Webb
                                                 Companies, a national real estate company, from 2001 to present;
Trustee, November 2002 to present                Executive Vice President and Director of The Webb Companies from
                                                 1990 to 2000; Director, The Lexington Bank, from 1998 to present;
                                                 Director, Vice President and legal counsel for The Traxx Companies, an owner and operator of convenience stores, from 1989 to present.
                                                 Trustee of AmeriPrime Funds and Unified Series Trust since December
                                                 2002.  Trustee of CCMI Funds since June 2003.
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Thomas G. Napurano (1941)                        Chief Financial Officer and Executive Vice President of Unified
                                                 Financial Services, Inc., the parent company of the Trust's
Chief Financial Officer and Treasurer, October   administrator and Distributor; Director, Unified Financial
2002 to present                                  Services, Inc., from 1989 to March 2002.  CFO of  AmeriPrime Funds since October 2002 and Unified Series Trust since December 2002.
                                                 CFO of CCMI Funds since June 2003.
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Carol Highsmith (1964)                           Employed by Unified Fund Services, Inc. (November 1994 to present).
                                                 Secretary of AmeriPrime Funds and Unified Series Trust since
Secretary, December 2003 to present              December 2003.

------------------------------------------------ ---------------------------------------------------------------------
*    The address for each of the trustees and officers is 431 N. Pennslyvania, Indianapolis, IN  46204.

**  Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust.  The Fund
Complex consists of 29 series.

*** Mr.  Ashburn is an  "interested  person" of the Trust  because he is an officer of the Trust.  In addition,  he may be  deemed to be an  "interested  person"  of the Trust  because  he is  Chairman  and a  director  of  Unified
Financial Securities, Inc., the Distributor of certain series in the Fund Complex.

 **** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.


The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (877) 411-1167 to request a copy of the SAI or to make shareholder inquiries.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how
to  vote  proxies  relating  to  portfolio   securities  is  available   without
charge upon request by calling the Fund at (877) 411-1167.

TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Timothy L. Ashburn, President and Asst. Secretary
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

INVESTMENT ADVISOR
Wertz York Capital Management Group, LLC.
3434 Colwell Ave, Suite 100
Tampa, FL 33614

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS
McCurdy & Associates CPA's, Inc.
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine, LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204



This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3)  Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5)  Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

 Item 3. Audit Committee Financial Expert.

(a) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.



Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees

         FY 2003           $        14,687
         FY 2002           $        10,903

(b)      Audit-Related Fees

                               Registrant                Adviser

         FY 2003           $        0               $       0
         FY 2002           $        0               $       0
         Nature of the fees:


(c)      Tax Fees

                               Registrant               Adviser

         FY 2003           $        650            $       0
         FY 2002           $        550            $       0
         Nature of the fees: preparation of tax return considered non-audit

(d)      All Other Fees

                               Registrant               Adviser

         FY 2003           $        0               $       0
         FY 2002           $        0               $       0
         Nature of the fees:


(e)      (1)      Audit Committee's Pre-Approval Policies

To be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services1 provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser,2 or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors' specific representations as to their independence;



         (2)      Percentages of Services Approved by the Audit Committee

                                            Registrant           Adviser

                  Audit-Related Fees:             0      %          N/A  %
                  Tax Fees:                      100     %          N/A  %
                  All Other Fees:                 0      %          N/A  %

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                               Registrant              Adviser

         FY 2003           $        0              $      0
         FY 2002           $        0              $      0

(h)  N/A - All non-audit services were pre-approved.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  Not applicable.

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of January 9, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Code is filed herewith.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not applicable.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ameriprime Advisors Trust

By
         /s/ Timothy Ashburn
             Timothy Ashburn, President

Date     March 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
         /s/   Timothy Ashburn
               Timothy Ashburn, President

Date     March 10, 2004

By (Signature and Title)
         /s/ Thomas G. Napurano
             Thomas G. Napurano, Treasurer and Chief Financial Officer

Date     February 26, 2004